COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	19. COMMITMENTS AND CONTINGENCIES Commitments The Company did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2025.